Accounts Receivable, Net	6 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 3 – Accounts receivable, net

Accounts receivable consisted of the following:

	December 31, 2024	June 30, 2024
	(Unaudited)
Color World platform subscription fees due from App payment collections agent	$2,350,811	$2,350,811
Entertainment event sales	730,000	1,230,000
Subtotal	3,080,811	3,580,811
Less: Allowance for credit losses	(2,715,811)	(2,350,811)
Accounts receivable, net	$365,000	$1,230,000

For the six months ended December 31, 2024, and 2023, the Company recognized $365,000, and $0 of allowance on credit losses, respectively.

Movements of allowance for credit losses consisted of the following as of the date indicated:

	December 31, 2024	June 30, 2024
	(Unaudited)
Beginning balance	$2,350,811	$2,350,811
Addition	365,000	-
Ending balance	$2,715,811	$2,350,811